Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	¥ 25,080		¥ 19,139		¥ 19,680
Charged to expenses	(463)		17,224		13,745
Written-off	(12,688)		(11,283)		(14,286)
Other	(2,239)	[1]
Balance at end of year	9,690		25,080		19,139
Valuation Allowance For Receivables Held For Sale
Valuation and Qualifying Accounts Disclosure [Line Items]
Charged to expenses	9,079
Balance at end of year	9,079
Deferred Tax Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of year	10,680		2,338		1,257
Additions	17,502	[2]	8,372	[2]	1,090	[2]
Deductions	(24)		(30)		(9)
Balance at end of year	¥ 28,158		¥ 10,680		¥ 2,338

[1]	The decrease in allowance for doubtful accounts due to reclassifications to receivables held for sale from DOCOMO's "receivables for mobile communications services".
[2]	Additions in the table above mainly consist of valuation allowances charged to expenses and those established for deferred tax assets recognized for subsidiaries acquired through business combinations.